Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	€ 1,598,149	€ 1,530,228
Total deferred tax liabilities	2,151,241	1,964,962
Net deferred tax liabilities	(553,092)	(434,734)
Trade accounts receivable
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	21,407	16,243
Total deferred tax liabilities	47,378	38,753
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	73,078	73,087
Total deferred tax liabilities	3,808	3,066
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	5,587	4,817
Total deferred tax liabilities	834,190	759,146
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	83,946	78,545
Total deferred tax liabilities	276,922	228,609
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	904,265	853,352
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities	818,314	780,321
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	197,765	187,406
Total deferred tax liabilities	15,423	13,204
Pension liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	168,278	148,808
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	97,287	111,861
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	4,211	11,447
Total deferred tax liabilities	700	1,508
Compensation expense related to stock options
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	1,763	3,064
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	40,562	41,598
Total deferred tax liabilities	€ 154,506	€ 140,355